CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY		Common Stock [Member] CNY (¥) shares		Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated Other Comprehensive income (loss) [Member] CNY (¥)	Stockholders' Equity [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Opening Balance at Jun. 30, 2019		¥ 2,712,773		¥ 250,624,798	¥ 4,148,929	¥ (164,780,885)	¥ 2,909,936	¥ 95,615,551	¥ 11,085,429	$ 15,313,008	¥ 106,700,980
Opening Balance (in shares) at Jun. 30, 2019	[1]	4,361,634
Capital contribution in non-controlling interests									405,000	61,996	405,000
Restricted shares issued for services				33,927				33,927		5,193	33,927
Restricted shares issued for management and employees		¥ 163,455		3,893,638				4,057,093		621,049	4,057,093
Restricted shares issued for management and employees (in shares)	[1]	250,086
Net loss						(6,701,197)		(6,701,197)	(336,250)	(1,077,274)	(7,037,447)
Appropriation of statutory reserves | ¥					360,111	(360,111)
Foreign currency translation adjustment							9,610	9,610		1,471	9,610
Ending Balance at Dec. 31, 2019		¥ 2,876,228		254,552,363	4,509,040	(171,842,193)	2,919,546	93,014,984	11,154,179	$ 14,925,443	¥ 104,169,163
Ending Balance (in shares) at Dec. 31, 2019		4,611,720	[1]							250,086	250,086
Opening Balance at Jun. 30, 2020		¥ 4,577,233		282,505,455	4,148,929	(184,027,586)	2,825,731	110,029,762	10,614,526	$ 18,467,906	¥ 120,644,288
Opening Balance (in shares) at Jun. 30, 2020	[1]	7,202,832
Capital contribution in non-controlling interests									50,000	7,654	50,000
Stock issuance for warrants redemption		¥ 734,788		9,195,227				9,930,015		1,520,060	9,930,015
Stock issuance for warrants redemption (in shares)	[1]	1,213,889
Restricted shares issued for management and employees				3,403,513				3,403,513		521,001	3,403,513
Net loss						(8,935,652)		(8,935,652)	(1,105,874)	(1,537,129)	(10,041,526)
Foreign currency translation adjustment							(931,366)	(931,366)		(142,571)	(931,366)
Ending Balance at Dec. 31, 2020		¥ 5,312,021		¥ 295,104,195	¥ 4,148,929	¥ (192,963,238)	¥ 1,894,365	¥ 113,496,272	¥ 9,558,652	$ 18,836,921	¥ 123,054,924
Ending Balance (in shares) at Dec. 31, 2020		8,416,721	[1]							0	0

[1]	Retrospectively restated for effect of stock split on December 27, 2019.